Goodwill	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
Goodwill
9.	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Balance at beginning of year	322,936,838	758,231,441
Acquisition of Wing On Travel	435,294,603	—
Acquisition of others	—	40,370,326

Balance at end of period.	758,231,441	798,601,767

In May 2010, the Company purchased 90% equity interest of Wing On Travel. Goodwill of RMB435 million was recognized from this acquisition (Note 2).

In 2011, the Company invested in a flight information service company and a local-based travel agency. Goodwill of RMB30 million and RMB10 million was recognized from these acquisitions, respectively.

Goodwill arose from the business combination completed in the year ended December 31, 2011 has been allocated to the single reporting unit of the Group. Goodwill represents the synergy effects of the business combination.

The Company performed goodwill impairment tests to determine if goodwill impairment is indicated in year 2010 and 2011, and the results of these tests indicated that the Company’s goodwill was not impaired.